Administrative expenses	9 Months Ended
Sep. 30, 2024
Administrative expenses.
Administrative expenses

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

7.Administrative expenses

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Staff costs	38,517	38,210	104,135	114,765
Impairment of withholding tax receivables(a)	21,855	10,508	32,827	35,112
Professional fees	10,971	14,231	38,065	43,634
Facilities, short-term rental and upkeep	7,089	8,822	23,629	30,010
Amortization	4,113	1,429	6,241	4,225
Key management compensation	3,864	4,674	13,703	12,914
Depreciation	2,608	2,744	8,025	8,501
Travel costs	2,410	3,640	8,408	10,318
Share‑based payment expense	1,813	2,654	9,879	9,571
Business combination costs	578	161	958	1,647
Operating taxes	406	266	1,075	382
Impairment of goodwill	—	—	87,894	—
Impairment of other fixed assets	—	—	31	—
Net gain on disposal of property, plant and equipment	(1,270)	(386)	(3,562)	(952)
Other	4,145	6,882	16,250	21,750
	97,099	93,835	347,558	291,877

(a)	Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.

We have recognized for the three month period ended March 31, 2024, an impairment of $87.9 million in the IHS Latam tower businesses group of cash generating units (“CGUs”). This is mainly due to the restructuring of our customer Oi S.A. (“Oi”) in Brazil. On April 19, 2024, an Oi restructuring plan was presented to court in Brazil and was agreed upon by creditors including IHS, in relation to Oi’s ongoing judicial recovery proceedings. As a result of the agreed upon terms, the carrying amount of the IHS Latam tower businesses group of CGUs has been reduced to its recoverable amount, through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the condensed consolidated statement of loss and other comprehensive income.

Changes in key assumptions from December 31, 2023, are as follows:

●	Discount rate changed from 11.0% to 10.3%

For the Latam tower businesses group of CGUs these reasonably possible change scenarios would have individually resulted in the impairment charge increase as follows:

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000

IHS Latam Tower businesses	165,663	103,808	110,944